Transamerica Energy Infrastructure Investment Strategy - Retail Class [Member] - Transamerica Energy Infrastructure	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]	Under normal circumstances, the fund’s sub-adviser, Kayne Anderson Capital Advisors, L.P. (the “sub-adviser”), seeks to achieve the fund’s stated objective by investing at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in the equity and debt securities of energy infrastructure companies. The fund considers energy infrastructure companies to include midstream companies, power infrastructure companies and other issuers in the energy sector.Midstream companies are companies that own and operate assets used in energy logistics, including, but not limited to, assets used in transporting, storing, gathering, processing, fractionating, distributing, or marketing of natural gas, natural gas liquids, crude oil or refined products. Such companies may be structured as master limited partnerships (“MLPs”) or taxed as corporations. Power infrastructure companies are companies involved in the development, ownership, operation, or management of assets and services essential to the generation, transmission, distribution, storage, or consumption of electrical power. Such companies include utilities, independent power producers, transmission and distribution network operators, energy storage providers, and companies offering supporting technologies or services. Power infrastructure companies may generate or handle electricity generated from a wide range of sources, including conventional (such as coal, natural gas and nuclear) and renewable (such as solar, wind, hydroelectric, geothermal and biomass) resources. In addition, these companies may provide infrastructure or services supporting grid modernization, energy efficiency, and the integration of advanced energy technologies. The fund concentrates in industries in the energy sector. The sub-adviser considers the “energy sector” to consist of companies involved in exploring, developing, producing, generating, transporting, transmitting, storing, gathering, processing, fractionating, refining, distributing, or marketing of natural gas, natural gas liquids, crude oil, refined products, electricity or renewable energy (“energy-related assets”). Investments in other issuers in the energy sector will consist of companies that own, operate or provide services to energy-related assets. Investments by the fund may include securities of any capitalization that are publicly traded on an exchange or in the over-the-counter market. The fund may invest no more than 20% of its total assets in the debt securities of issuers in the energy sector, and no more than 10% of its total assets in debt securities that are rated below investment grade (commonly known as “junk bonds”), including defaulted securities. The fund may directly invest up to, but not more than, 25% of its total assets in equity or debt securities of MLPs and other entities that are treated as qualified publicly traded partnerships for federal income tax purposes. The fund may also invest in foreign securities, but generally will not invest more than 25% of fund assets in foreign securities. The fund may invest a significant portion of its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments to earn income, and for cash management purposes. The above investment restrictions apply at the time of purchase, and the fund will not be required to reduce a position due solely to market value fluctuations in order to comply with these restrictions.The fund may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended. The fund attempts to pay quarterly dividends at a relatively consistent level, but there can be no assurance the fund can continue to do so. This dividend practice can be expected to result in the fund returning capital to its shareholders from time to time. When the fund returns capital, the net asset value of your shares in the fund goes down to reflect that. When a distribution includes what the fund estimates to be a return of capital, the fund will send shareholders a written notice. The tax status of certain distributions may be recharacterized at year-end. The fund is non-diversified.
Strategy Portfolio Concentration [Text]	Under normal circumstances, the fund’s sub-adviser, Kayne Anderson Capital Advisors, L.P. (the “sub-adviser”), seeks to achieve the fund’s stated objective by investing at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in the equity and debt securities of energy infrastructure companies. The fund considers energy infrastructure companies to include midstream companies, power infrastructure companies and other issuers in the energy sector.